Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Property, Plant and Equipment, Net [Line Items]
Less: accumulated depreciation and amortization	$ (55,796)	$ (55,958)
Net book value	22,326	23,385
Leasehold land and buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	32,233	32,233
Plant and machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	32,506	33,254
Furniture, fixtures and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	9,501	10,180
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	1,390	1,365
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	4,673	4,565
Impairment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Impairment	(2,181)	(2,254)
Cost [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	$ 78,122	$ 79,343